UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.



                       THE ADVISORS' INNER CIRCLE FUND II

                      UCM INSTITUTIONAL MONEY MARKET FUND

ANNUAL REPORT                                                      JULY 31, 2008

                              INVESTMENT ADVISER:
                              UTENDAHL CAPITAL MANAGEMENT L.P.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

                                TABLE OF CONTENTS

Schedule of Investments....................................................    1
Statement of Assets and Liabilities........................................   10
Statement of Operations....................................................   11
Statement of Changes in Net Assets.........................................   12
Financial Highlights.......................................................   13
Notes to Financial Statements..............................................   14
Report of Independent Registered Public Accounting Firm....................   21
Trustees and Officers of The Advisors' Inner Circle Fund II................   24
Disclosure of Fund Expenses................................................   32
Approval of Investment Advisory Agreement..................................   34
Notice to Shareholders.....................................................   37

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-UCM-6018; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+:

                              (PERFORMANCE GRAPH)

Commercial Paper          55.1%
Asset-Backed Securities   13.1%
Repurchase Agreements     12.8%
Corporate Bonds           11.6%
Certificates of Deposit    7.0%
Bank Note                  0.4%

+    Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) -- 55.1%

                                                                Face
                                                               Amount          Value
                                                            -----------   --------------
ASSET-BACKED SECURITIES -- 19.4%
   Barton Capital (B)
      2.616%, 08/01/08 ..................................   $ 8,000,000   $    8,000,000
      2.584%, 08/07/08 ..................................     3,006,000        3,004,707
      2.648%, 08/08/08 ..................................     5,000,000        4,997,443
      2.487%, 08/20/08 ..................................     5,952,000        5,944,209
      2.720%, 09/19/08 ..................................     5,000,000        4,981,625
      2.759%, 10/22/08 ..................................     5,000,000        4,968,794
   CAFCO (B)
      2.476%, 08/22/08 ..................................     8,000,000        7,988,473
      2.769%, 10/22/08 ..................................     5,000,000        4,968,681
      2.769%, 10/23/08 ..................................     5,000,000        4,968,299
      2.771%, 10/24/08 ..................................     9,185,000        9,126,063
   Dollar Thrifty Funding
      2.750%, 08/01/08 ..................................    23,662,000       23,662,000
      2.912%, 08/12/08 ..................................     6,250,000        6,244,462
   Edison Asset Securitization (B)
      2.617%, 09/08/08 ..................................     7,500,000        7,479,417
   Falcon Asset Securitization (B)
      2.526%, 08/13/08 ..................................     8,000,000        7,993,280
      2.455%, 08/26/08 ..................................     8,000,000        7,986,389
      2.611%, 09/16/08 ..................................     3,048,000        3,037,874
   Govco (B)
      2.628%, 08/05/08 ..................................     1,000,000          999,709
      2.425%, 08/13/08 ..................................     5,000,000        4,995,967
      2.686%, 09/05/08 ..................................     5,000,000        4,987,021
      2.638%, 09/08/08 ..................................     8,000,000        7,977,876
      2.666%, 09/26/08 ..................................     5,000,000        4,979,389
      2.739%, 10/20/08 ..................................     5,000,000        4,969,778
      2.789%, 10/21/08 ..................................     5,000,000        4,968,837

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

COMMERCIAL PAPER (A) -- CONTINUED

                                                                Face
                                                               Amount          Value
                                                            -----------   --------------
ASSET-BACKED SECURITIES -- CONTINUED
   Jupiter Securitization (B)
      2.350%, 08/01/08 ..................................   $ 5,000,000   $    5,000,000
      2.454%, 08/06/08 ..................................     1,325,000        1,324,549
      2.454%, 08/18/08 ..................................     5,000,000        4,994,215
      2.612%, 08/22/08 ..................................     5,000,000        4,992,417
   Park Avenue Receivables (B)
      2.464%, 08/01/08 ..................................     6,626,000        6,626,000
      2.485%, 08/05/08 ..................................     1,656,000        1,655,544
      2.455%, 08/21/08 ..................................    10,000,000        9,986,389
      2.716%, 09/05/08 ..................................     5,000,000        4,986,875
   Wal-Mart Funding (B)
      2.456%, 08/19/08 ..................................     5,000,000        4,993,875
   Windmill Funding I (B)
      2.616%, 08/04/08 ..................................     4,500,000        4,499,025
      2.658%, 08/08/08 ..................................     8,000,000        7,995,893
      2.555%, 08/12/08 ..................................       500,000          499,610
      2.607%, 08/15/08 ..................................     3,500,000        3,496,461
      2.714%, 08/26/08 ..................................       750,000          748,594
      2.714%, 09/15/08 ..................................     8,000,000        7,973,000
      2.758%, 10/10/08 ..................................     8,000,000        7,957,378
                                                                          --------------
                                                                             226,960,118
                                                                          --------------
BANKS -- 9.9%
   Bank of America
      2.507%, 08/29/08 ..................................     6,094,000        6,082,151
      2.560%, 09/15/08 ..................................     1,754,000        1,748,409
      2.560%, 09/16/08 ..................................     3,445,000        3,433,775
   Bank of Scotland
      2.821%, 08/05/08 ..................................    10,000,000        9,996,959
      2.505%, 08/06/08 ..................................     1,100,000        1,099,618
      2.748%, 08/07/08 ..................................     8,100,000        8,096,433
      2.766%, 09/22/08 ..................................     4,800,000        4,780,933
      2.818%, 10/06/08 ..................................     5,000,000        4,974,333
   Deutsche Bank Financial
      2.421%, 08/11/08 ..................................    10,000,000        9,993,306
   JPMorgan Chase
      2.562%, 08/04/08 ..................................     5,000,000        4,998,942
      2.408%, 08/28/08 ..................................     1,013,000        1,011,176

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

COMMERCIAL PAPER (A) -- CONTINUED

                                                                Face
                                                               Amount          Value
                                                            -----------   --------------
BANKS -- CONTINUED
   JPMorgan Chase -- continued
      2.557%, 09/04/08 ..................................   $ 5,000,000   $    4,988,053
      2.511%, 09/12/08 ..................................       861,000          858,489
      2.562%, 10/06/08 ..................................     5,000,000        4,976,808
      2.674%, 11/07/08 ..................................       899,000          892,515
      2.676%, 11/17/08 ..................................     1,032,000        1,023,796
      2.677%, 11/21/08 ..................................     1,445,000        1,433,087
      2.677%, 11/24/08 ..................................     1,353,000        1,341,546
      2.833%, 12/15/08 ..................................     8,000,000        7,915,378
   Rabobank USA Financial
      2.689%, 10/10/08 ..................................     5,000,000        4,974,042
   Societe Generale North America
      2.710%, 08/06/08 ..................................    10,500,000       10,496,076
      2.504%, 08/08/08 ..................................     3,200,000        3,198,445
      2.717%, 09/10/08 ..................................     8,000,000        7,976,233
      2.801%, 10/20/08 ..................................    10,000,000        9,938,222
                                                                          --------------
                                                                             116,228,725
                                                                          --------------
CONSUMER DISCRETIONARY -- 1.9%
   Leggett & Platt (B)
      2.184%, 08/05/08 ..................................    17,055,000       17,050,879
      2.284%, 08/11/08 ..................................     4,750,000        4,746,992
                                                                          --------------
                                                                              21,797,871
                                                                          --------------
CONSUMER STAPLES -- 4.8%
   Brown-Forman (B)
      2.256%, 08/20/08 ..................................     7,675,000        7,665,886
      2.386%, 10/16/08 ..................................     4,100,000        4,079,486
      2.476%, 11/10/08 ..................................    21,500,000       21,349,482
   Unilever Capital (B)
      2.644%, 10/14/08 ..................................    10,000,000        9,946,350
      2.314%, 10/22/08 ..................................     3,000,000        2,984,283
      2.812%, 12/19/08 ..................................    10,000,000        9,892,667
                                                                          --------------
                                                                              55,918,154
                                                                          --------------
ELECTRIC UTILITIES -- 3.5%
   Florida Power & Light
      2.151%, 08/01/08 ..................................     5,000,000        5,000,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

COMMERCIAL PAPER (A) -- CONTINUED

                                                                Face
                                                               Amount          Value
                                                            -----------   --------------
ELECTRIC UTILITIES -- CONTINUED
   FPL Fuels
      2.252%, 08/04/08 ..................................   $ 1,795,000   $    1,794,663
      2.309%, 09/04/08 ..................................    13,700,000       13,670,241
   Southern (B)
      2.234%, 08/07/08 ..................................    20,000,000       19,992,567
                                                                          --------------
                                                                              40,457,471
                                                                          --------------
FINANCE -- 11.1%
   AIG Funding
      2.718%, 11/07/08 ..................................     5,000,000        4,963,522
   Barclays US Funding
      2.873%, 08/18/08 ..................................     5,000,000        4,993,283
      2.911%, 09/29/08 ..................................     5,000,000        4,976,441
   Citigroup Funding
      2.901%, 10/16/08 ..................................    10,000,000        9,939,200
   FPL Group Capital
      2.252%, 08/05/08 ..................................     5,000,000        4,998,750
   General Electric Capital
      2.996%, 03/09/09 ..................................     8,000,000        7,856,755
   General Electric Capital Services
      2.770%, 12/15/08 ..................................    10,000,000        9,899,133
   ING US Funding
      2.502%, 08/01/08 ..................................       910,000          910,000
      2.554%, 08/11/08 ..................................       950,000          949,327
      2.595%, 08/13/08 ..................................       900,000          899,235
      2.546%, 08/15/08 ..................................    10,000,000        9,990,161
      2.723%, 08/21/08 ..................................     3,000,000        2,995,500
      2.889%, 08/25/08 ..................................     5,000,000        4,990,467
      2.700%, 10/24/08 ..................................     8,000,000        7,949,973
   International Lease Finance
      2.679%, 08/28/08 ..................................     8,000,000        7,983,980
      2.939%, 09/24/08 ..................................     7,213,000        7,181,407
   Prudential (B)
      2.435%, 08/14/08 ..................................    10,000,000        9,991,225
      2.435%, 08/25/08 ..................................     5,000,000        4,991,900
      2.767%, 10/03/08 ..................................       500,000          497,594
   UBS Finance Delaware
      2.455%, 08/05/08 ..................................     3,700,000        3,698,993
      2.611%, 09/02/08 ..................................     8,000,000        7,981,511

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

COMMERCIAL PAPER (A) -- CONTINUED

                                                                Face
                                                               Amount          Value
                                                            -----------   --------------
FINANCE -- CONTINUED
   UBS Finance Delaware -- continued
      2.661%, 09/10/08 ..................................   $ 5,800,000   $    5,782,922
      2.716%, 09/25/08 ..................................     5,450,000        5,427,691
                                                                          --------------
                                                                             129,848,970
                                                                          --------------
INDUSTRIALS -- 2.0%
   General Electric
      2.624%, 08/22/08 ..................................     10,000,000       9,984,716
   Kimberly-Clark Worldwide (B)
      2.124%, 08/07/08 ..................................    13,000,000
                                                                              12,995,407
                                                                          --------------
                                                                              22,980,123
                                                                          --------------
TELECOMMUNICATION SERVICES -- 2.5%
   AT&T (B)
      2.252%, 08/29/08 ..................................    15,000,000       14,973,867
      2.258%, 09/12/08 ..................................     5,000,000        4,986,875
      2.290%, 09/22/08 ..................................     4,175,000        4,161,250
      2.292%, 10/10/08 ..................................     5,000,000
                                                                               4,977,833
                                                                          --------------
                                                                              29,099,825
                                                                          --------------
   TOTAL COMMERCIAL PAPER
      (Cost $643,291,257) ...............................                    643,291,257
                                                                          --------------
ASSET-BACKED SECURITIES -- 13.1%
   Capital Auto Receivables Asset Trust, Cl A1 (B)
      2.784%, 05/15/09 ..................................     9,668,111        9,668,111
   Capital Auto Receivables Trust, Cl A1 (B)
      5.105%, 12/15/08 ..................................     1,578,179        1,578,179
   Capital Auto Receivables Trust, Cl A1 (B)
      3.386%, 02/17/09 ..................................     4,472,181        4,472,181
   Caterpillar Financial Asset Trust, Cl A1
      3.005%, 04/27/09 ..................................     5,076,228        5,076,228
   CNH Equipment Trust, Cl A1
      2.753%, 05/11/09 ..................................     3,960,632        3,960,632
      2.917%, 06/12/09 ..................................     7,034,066        7,034,066
   Daimler Chrysler Auto Trust, Cl A1
      3.152%, 03/09/09 (B) ..............................     4,893,733        4,893,733
      2.804%, 05/08/09 ..................................    10,556,119       10,556,119
   Fifth Third Auto Trust, Cl A1
      2.730%, 04/15/09 ..................................     6,663,970        6,663,970

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

ASSET-BACKED SECURITIES -- CONTINUED

                                                                Face
                                                               Amount          Value
                                                            -----------   --------------
   Ford Credit Auto Owner Trust, Cl A1
      2.766%, 05/15/09 ..................................   $ 5,661,193   $    5,661,193
   Ford Credit Auto Owner Trust, Cl A1 (B)
      4.018%, 02/13/09 ..................................     1,504,687        1,504,687
   Harley-Davidson Motorcycle Trust, Cl A1
      3.171%, 02/15/09 ..................................     1,969,685        1,969,685
   Honda Auto Receivables Owner Trust, Cl A1
      2.916%, 07/20/09 ..................................    12,186,115       12,186,115
   Hyundai Auto Receivables Trust, Cl A1
      2.849%, 07/15/09 ..................................    12,588,095       12,588,095
   John Deere Owner Trust, Cl A1
      2.741%, 05/08/09 ..................................     5,621,959        5,621,959
   Nissan Auto Lease Trust, Cl A1
      2.814%, 05/15/09 ..................................     5,241,135        5,241,135
   Nissan Auto Receivables Owner Trust, Cl A1
      2.786%, 06/15/09 ..................................     8,659,782        8,659,782
   Nissan Auto Receivables Owners Trust, Cl A1
      3.998%, 01/15/09 ..................................     1,987,669        1,987,669
   Susquehanna Auto Lease Trust, Cl A2 (B)
      5.320%, 04/14/09 ..................................     7,456,730        7,469,463
   Triad Auto Receivables Trust, Cl A1
      5.068%, 12/12/08 ..................................       347,941          347,941
   Volkswagen Auto Loan Enhanced Trust, Cl A1
      2.840%, 05/20/09 ..................................     6,980,790        6,980,790
   Wachovia Auto Owner Trust, Cl A1
      2.931%, 06/22/09 ..................................    18,234,023       18,234,023
   Wachovia Auto Loan Trust, Cl A1
      3.943%, 01/20/09 ..................................     1,092,977        1,092,977
   World Omni Auto Receivables Trust, Cl A1
      2.922%, 03/16/09 ..................................     2,374,559        2,374,559
      2.998%, 08/17/09 ..................................     7,000,000        7,000,000
                                                                          --------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $152,823,292) ...............................                    152,823,292
                                                                          --------------
CORPORATE BONDS -- 11.6%
BANKS -- 3.7%
   Bank of America
      5.875%, 02/15/09 ..................................     2,580,000        2,618,793


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

CORPORATE BONDS -- CONTINUED

                                                                Face
                                                               Amount          Value
                                                            -----------   --------------
BANKS -- CONTINUED
   Bank One
      6.000%, 08/01/08 ..................................   $ 2,000,000   $    2,000,000
   Citigroup
      3.625%, 02/09/09 ..................................     5,000,000        5,001,936
   Toronto Dominion Bank
      6.500%, 08/15/08 ..................................     3,000,000        3,001,380
   Wachovia Bank
      4.375%, 08/15/08 ..................................     8,000,000        8,003,656
      2.870%, 10/27/08 (C) ..............................     9,000,000        9,000,000
   Wells Fargo Bank MTN
      4.000%, 08/15/08 ..................................     5,200,000        5,202,500
      3.125%, 04/01/09 ..................................     8,000,000
                                                                               8,002,553
                                                                          --------------
                                                                              42,830,818
                                                                          --------------
CONSUMER DISCRETIONARY -- 2.5%
   Procter & Gamble International Funding SCA (C)
      2.789%, 08/19/08 ..................................     4,000,000        4,000,492
      2.939%, 08/19/08 ..................................     5,000,000        5,013,940
      2.801%, 10/06/08 (B) ..............................    20,000,000       20,007,680
                                                                          --------------
                                                                              29,022,112
                                                                          --------------
CONSUMER STAPLES -- 0.9%
   Pepsi Bottling Holdings (B)
      5.625%, 02/17/09 ..................................    10,000,000       10,128,537
                                                                          --------------
FINANCE -- 3.7%
   American Honda Finance (B)
      4.500%, 05/26/09 ..................................     8,250,000        8,357,839
   American Honda Finance MTN (B)(C)
      2.7756%, 08/12/08 .................................     5,000,000        4,996,857
      3.0125%, 09/18/08 .................................     5,000,000        5,000,000
      2.9244%, 11/05/08 .................................     5,000,000        5,000,000
   IBM International Group Capital (C)
      3.133%, 10/29/08 ..................................    20,000,000
                                                                              20,069,963
                                                                          --------------
                                                                              43,424,659
                                                                          --------------
HEALTH CARE -- 0.1%
   Abbott Laboratories
      3.500%, 02/17/09 ..................................     1,800,000        1,808,275
                                                                          --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

CORPORATE BONDS -- CONTINUED

                                                                Face
                                                               Amount          Value
                                                            -----------   --------------
INFORMATION TECHNOLOGY -- 0.7%
   Cisco Systems (C)
      2.738%, 08/22/08 ..................................   $ 7,000,000   $    7,000,618
   International Business Machines MTN
      4.375%, 06/01/09 ..................................     1,000,000        1,010,285
                                                                          --------------
                                                                               8,010,903
                                                                          --------------
   TOTAL CORPORATE BONDS
      (Cost $135,225,304) ...............................                    135,225,304
                                                                          --------------
CERTIFICATES OF DEPOSIT -- 7.0%
   American Express Bank
      2.640%, 08/14/08 ..................................     8,000,000        8,000,000
      2.710%, 09/11/08 ..................................     8,000,000        8,000,000
   American Express Centurion Bank
      2.810%, 09/17/08 ..................................     5,000,000        5,000,000
      2.700%, 10/30/08 ..................................     5,000,000        5,000,000
   PNC Bank
      3.015%, 02/23/09 ..................................     6,200,000        6,200,000
   SunTrust Bank
      2.550%, 08/05/08 ..................................     8,000,000        8,000,000
   Toronto Dominion
      2.800%, 09/08/08 ..................................    10,000,000       10,000,000
      2.670%, 10/09/08 ..................................     5,000,000        5,000,000
   UBS
      2.850%, 10/20/08 ..................................     5,000,000        5,000,000
   Wilmington Trust
      2.770%, 08/04/08 ..................................     8,000,000        8,000,000
      2.700%, 08/12/08 ..................................     5,000,000        5,000,000
      2.810%, 09/02/08 ..................................     8,000,000        8,000,000
                                                                          --------------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $81,200,000) ................................                     81,200,000
                                                                          --------------
BANK NOTE -- 0.4%
   Wells Fargo Bank
      2.410%, 08/25/08 ..................................     5,000,000        5,000,000
                                                                          --------------
   TOTAL BANK NOTE
      (Cost $5,000,000) .................................                      5,000,000
                                                                          --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008
REPURCHASE AGREEMENTS -- 12.8%

                                                                Face
                                                               Amount          Value
                                                            -----------   --------------
Goldman Sachs
   2.220%, dated 07/31/08, to be repurchased on
   08/01/08, repurchase price $68,235,291
   (collateralized by various issues of commercial paper,
   ranging in par value $18,793,258-$51,751,094,
   09/04/08-10/21/08; with total market value
   $70,278,016) .........................................   $68,231,083   $   68,231,083
Societe Generale
   2.100%, dated 07/31/08, to be repurchased on
   08/01/08, repurchase price $37,002,158
   (collateralized by a U.S. Government obligation,
   par value $37,211,000, 3.400%, 03/12/10;
   total market value $37,740,802) ......................    37,000,000       37,000,000
   2.210%, dated 07/31/08, to be repurchased on
   08/01/08, repurchase price $44,002,701
   (collateralized by U.S. Agency Mortgage-Backed
   Securities, par value $55,599,592, 2.682%,
   05/20/37; total market value $45,900,000) ............    44,000,000       44,000,000
                                                                          --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $149,231,083) ..................................                    149,231,083
                                                                          --------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $1,166,770,936) ................................                 $1,166,770,936
                                                                          ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $1,167,241,215.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $435,415,466 AND REPRESENTED 37.3% OF NET ASSETS.

(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.

CL   CLASS

MTN  MEDIUM TERM NOTE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments, at Value
      (Cost $1,017,539,853) ..............   $1,017,539,853
   Repurchase Agreements, at Value
      (Cost $149,231,083) ................      149,231,083
   Interest Receivable ...................        1,936,268
   Prepaid Expenses ......................           56,374
                                             --------------
   TOTAL ASSETS ..........................    1,168,763,578
                                             --------------
LIABILITIES:
   Payable for Income Distribution .......        1,316,146
   Payable due to Investment Adviser .....           53,773
   Payable due to Administrator ..........           52,761
   Chief Compliance Officer
      Fees Payable .......................            2,748
   Payable due to Trustees ...............            1,367
   Other Accrued Expenses ................           95,568
                                             --------------
   TOTAL LIABILITIES .....................        1,522,363
                                             --------------
NET ASSETS ...............................   $1,167,241,215
                                             ==============
NET ASSETS CONSIST OF:
   Paid-in Capital .......................   $1,167,246,870
   Accumulated Net Investment Income .....              125
   Accumulated Net Realized Loss on
      Investments ........................           (5,780)
                                             --------------
NET ASSETS ...............................   $1,167,241,215
                                             ==============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial
   Interest (unlimited authorization
   -- no par value) ......................    1,167,246,870
                                             --------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share .......................   $         1.00
                                             ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2008

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Interest .................................   $38,141,554
                                             -----------
   TOTAL INVESTMENT INCOME ...............    38,141,554
                                             -----------
EXPENSES:
Investment Advisory Fees .................     2,348,607
Administration Fees ......................       434,653
Legal Fees ...............................        67,500
Custodian Fees ...........................        65,097
Transfer Agent Fees ......................        54,910
Registration Fees ........................        50,402
Audit Fees ...............................        20,842
Printing Fees ............................        19,749
Chief Compliance Officer Fees ............        10,239
Trustees' Fees ...........................         5,789
Insurance and Other Expenses .............        53,758
                                             -----------
   TOTAL EXPENSES ........................     3,131,546
Less: Waiver of Investment
   Advisory Fees .........................    (1,719,650)
      Fees Paid Indirectly (See Note 4) ..          (376)
                                             -----------
   NET EXPENSES ..........................     1,411,520
                                             -----------
NET INVESTMENT INCOME ....................    36,730,034
                                             -----------
NET REALIZED GAIN ON INVESTMENTS .........         2,739
                                             -----------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS .......................   $36,732,773
                                             ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                  YEAR             YEAR
                                                  ENDED            ENDED
                                                 JULY 31,         JULY 31,
                                                  2008              2007
                                             ---------------   -------------
OPERATIONS:
   Net Investment Income .................   $    36,730,034   $  30,435,035
   Net Realized Gain on Investments ......             2,739             115
                                             ---------------   -------------
      NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS .................        36,732,773      30,435,150
                                             ---------------   -------------
DIVIDENDS FROM:
   Net Investment Income .................       (36,738,198)    (30,435,035)
                                             ---------------   -------------
      TOTAL DIVIDENDS ....................       (36,738,198)    (30,435,035)
                                             ---------------   -------------
CAPITAL SHARE TRANSACTIONS (ALL
   AT $1.00 PER SHARE):
   Issued ................................     3,541,359,662     905,150,082
   Reinvestment of Distributions .........        13,185,403       8,886,479
   Redeemed ..............................    (3,007,545,190)   (671,766,190)
                                             ---------------   -------------
      NET INCREASE IN NET ASSETS FROM
         CAPITAL SHARE TRANSACTIONS ......       546,999,875     242,270,371
                                             ---------------   -------------
      TOTAL INCREASE IN NET ASSETS .......       546,994,450     242,270,486
                                             ---------------   -------------
NET ASSETS:
   Beginning of Year .....................       620,246,765     377,976,279
                                             ---------------   -------------
   End of Year (including  accumulated
      net investment  income of $125
      and $0, respectively) ..............   $ 1,167,241,215   $ 620,246,765
                                             ===============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                YEAR        YEAR      PERIOD
                                               ENDED        ENDED      ENDED
                                              JULY 31,    JULY 31,   JULY 31,
                                                2008        2007       2006*
                                             ----------   --------   --------
Net Asset Value, Beginning of Period .....   $     1.00   $   1.00   $   1.00
                                             ----------   --------   --------
Income from Operations:
   Net Investment Income .................         0.04       0.05       0.04
                                             ----------   --------   --------
Total from Operations ....................         0.04       0.05       0.04
                                             ----------   --------   --------
Dividends from:
   Net Investment Income .................        (0.04)     (0.05)     (0.04)
                                             ----------   --------   --------
Total Dividends ..........................        (0.04)     (0.05)     (0.04)
                                             ----------   --------   --------
Net Asset Value, End of Period ...........   $     1.00   $   1.00   $   1.00
                                             ==========   ========   ========
TOTAL RETURN+ ............................         4.11%      5.30%      3.78%
                                             ==========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....   $1,167,241   $620,247   $377,976
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements,
   excluding fees paid indirectly) .......         0.15%      0.18%      0.18%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly) .............         0.33%      0.36%      0.44%**
Ratio of Net Investment Income to
   Average Net Assets ....................         3.91%      5.17%      4.53%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.

**   ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2008

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with twenty-nine funds. The financial statements herein are those of the UCM Institutional Money Market Fund (the "Fund"). The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund primarily invests in a broad range of short-term, high quality U.S. dollar denominated money market instruments. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

     Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On January 31, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The adoption of FIN 48 did not result in the recording of any tax expense in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board of Trustees.

4. ADMINISTRATION, TRANSFER AGENT, AND CUSTODIAN AGREEMENTS:

For the period of July 1, 2007 through April 30, 2008, the Fund and the Administrator were parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of:

     0.10% of the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets; 0.04% on the next $250 million of the Fund's average daily net assets; and 0.02% on the Fund's average daily net assets over $500 million.

For the period of May 1, 2008 through June 30, 2008:
     0.10% of the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets; 0.045% on the next $250 million of the Fund's average daily net assets; and 0.03% on the Fund's average daily net assets over $500 million.

For the period of July 1, 2008 and thereafter:
     0.10% of the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets; 0.06% on the next $250 million of the Fund's average daily net assets; and 0.04% on the Fund's average daily net assets over $500 million.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

The Fund is subject to a minimum annual administration fee of $100,000 and $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2008, the Fund earned cash management credits of $376 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Utendahl Capital Management L.P. (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Fund to 0.15% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time so long as seven business days notice is given.

6. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

The following permanent differences relate to paydown gain/loss and have been reclassified to/from the following accounts during the fiscal period ended July 31, 2008:

     INCREASE              (DECREASE)
UNDISTRIBUTED NET         ACCUMULATED
INVESTMENT INCOME   NET REALIZED GAIN (LOSS)
-----------------   ------------------------
      $8,289                ($8,289)

The tax character of dividends declared during the year ended July 31, 2008 and 2007 were as follows:

         ORDINARY
          INCOME        TOTAL
       -----------   -----------
2008   $36,738,198   $36,738,198
2007   $30,435,035   $30,435,035

As of July 31, 2008, the components of Accumulated Losses on a tax basis consist of undistributed ordinary income of $125 and post-October losses of $(5,780).

Post-October losses represent losses realized on investment transactions from November 1, 2007 through July 31, 2008, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

7. LINE OF CREDIT:

The Fund entered into an agreement which enables it to participate in a $40 million uncommitted, senior secured line of credit with U.S. Bank, N.A. Any advances procured under the line of credit will be used as a temporary liquidity source to meet the redemption needs of the Fund. Interest is charged to the Fund based on its borrowings at the current reference rate. The Fund did not utilize the line of credit during the year ended July 31, 2008.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

10. SUBSEQUENT EVENTS:

At the August 12, 2008 meeting of the Board of Trustees (the "Board") of the Advisors' Inner Circle Fund II, the Board approved a change in the name of the UCM Institutional Money Market Fund (the "Fund") to the Utendahl Institutional Money Market Fund. Additionally, at the meeting Utendahl Capital Management, L.P., the Fund's adviser, announced its intention to increase its voluntary fee cap from 0.15% to 0.17%, effective September 1, 2008.

As a result of recent turmoil in the financial markets, effective as of 4:01 p.m. ET on September 18, 2008 and until futher notice, the Fund ceased accepting new subscriptions from existing and prospective shareholders and invoked the

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

ability to defer the payment of proceeds from any redemption for a period of up to seven calendar days. As an additional measure designed to preserve the value of Fund assets and ensure that all shareholders of the Fund are treated fairly and equitably, effective as of 4:01 p.m. ET on September 25, 2008, the Fund implemented a redemption in-kind policy, pursuant to which the Fund will, until further notice, satisfy redemption requests exceeding $250,000 or 1% of the Fund's net assets (as applicable) during any 90 day period by the pro rata (to the extent possible) distribution of Fund assets to a redeeming shareholder. To the extent that such distributions cannot be made on a precise pro rata basis, the Fund will seek to ensure that all shareholders are treated fairly and equitably. Delivery of redemption proceeds will be made no later than the seventh calendar day after receipt of a redemption request by the Fund in good order. Dividend reinvestment has not been affected and continues to be permitted by the Fund.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of UCM Institutional Money Market Fund of The Advisors' Inner Circle Fund II:

We have audited the accompanying statement of assets and liabilities of the UCM Institutional Money Market Fund (one of the series constituting The Advisors' Inner Circle Fund II (the "Trust")), including the schedule of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period September 23, 2005 (commencement of operations) to July 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UCM Institutional Money Market Fund of The Advisors' Inner Circle Fund II at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period September 23, 2005 (commencement of operations) to July 31, 2006, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
September 25, 2008

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the

                                                       TERM OF
                                 POSITION(S)         OFFICE AND
      NAME, ADDRESS,              HELD WITH           LENGTH OF
           AGE(1)                 THE TRUST        TIME SERVED(2)
-------------------------   --------------------   --------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                  Chairman          (Since 1991)
61 yrs. old                     of the Board
                                of Trustees

















WILLIAM M. DORAN                  Trustee           (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
68 yrs. old

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-826-6018. The following chart lists Trustees and Officers as of July 31, 2008.


                                                        NUMBER OF FUNDS IN
            PRINCIPAL OCCUPATION(S)             THE ADVISORS' INNER CIRCLE FUND II            OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                    OVERSEEN BY BOARD MEMBER           HELD BY BOARD MEMBER/OFFICER(3)
----------------------------------------------- ----------------------------------   -------------------------------------
Currently performs various services on behalf                   29                   Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                                           Fund, Bishop Street Funds, SEI Asset
compensated. Executive Vice President of SEI                                         Allocation Trust, SEI Daily Income
Investments, 1986-1994. Director and Executive                                       Trust, SEI Index Funds, SEI
Vice President of the Administrator and the                                          Institutional International Trust,
Distributor, 1981-1994.                                                              SEI Institutional Investments Trust,
                                                                                     SEI Institutional Managed Trust, SEI
                                                                                     Liquid Asset Trust, SEI Tax Exempt
                                                                                     Trust, SEI Opportunity Master Fund,
                                                                                     L.P., SEI Opportunity Fund, L.P., SEI
                                                                                     Global Master Fund, PLC, SEI Global
                                                                                     Assets Fund, PLC, SEI Global
                                                                                     Investments Fund, PLC, SEI
                                                                                     Investments Global, Limited, SEI
                                                                                     Investments Global Fund Services,
                                                                                     Limited, SEI Investments (Europe)
                                                                                     Ltd., SEI Investments Unit Trust
                                                                                     Management (UK) Limited and SEI
                                                                                     Global Nominee Ltd.

Self-employed Consultant since 2003. Partner,                    29                  Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm) from                                          and SEI Investments Distribution Co.,
1976-2003, counsel to the Trust, SEI                                                 SEI Investments Global Fund Services
Investments, the Administrator and the                                               Limited, SEI Investments Global
Distributor. Director of SEI Investments since                                       Limited, Trustee of The Advisors'
1974; Secretary of SEI Investments since 1978.                                       Inner Circle Fund, Bishop Street
                                                                                     Funds, SEI Asset Allocation Trust,
                                                                                     SEI Daily Income Trust, SEI Index
                                                                                     Funds, SEI Institutional
                                                                                     International Trust, SEI
                                                                                     Institutional Investments Trust, SEI
                                                                                     Institutional Managed Trust, SEI
                                                                                     Liquid Asset Trust, SEI Tax Exempt
                                                                                     Trust, SEI Investments Global Fund
                                                                                     Services Limited, SEI Investments
                                                                                     Global, Limited, SEI Investments
                                                                                     (Europe), Limited, SEI Investments
                                                                                     (Asia) Limited and SEI Asset Korea
                                                                                     Co., Ltd.



THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                       TERM OF
                                 POSITION(S)         OFFICE AND
      NAME, ADDRESS,              HELD WITH           LENGTH OF
           AGE(1)                 THE TRUST        TIME SERVED(2)
-------------------------   --------------------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY                    Trustee          (Since 1994)
77 yrs. old








GEORGE J. SULLIVAN, JR.            Trustee          (Since 1999)
65 yrs. old











BETTY L. KRIKONIAN                 Trustee          (Since 2005)
65 yrs. old



CHARLES E. CARLBOM                 Trustee          (Since 2005)
73 yrs. old


(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


                                                         NUMBER OF FUNDS IN
            PRINCIPAL OCCUPATION(S)              THE ADVISORS' INNER CIRCLE FUND II            OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                     OVERSEEN BY BOARD MEMBER           HELD BY BOARD MEMBER/OFFICER(3)
-----------------------------------------------  ----------------------------------   -------------------------------------



Attorney, Solo Practitioner since 1994.                          29                   Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-December                                             Fund, Bishop Street Funds, SEI Asset
1993.                                                                                 Allocation Trust, SEI Daily Income
                                                                                      Trust, SEI Index Funds, SEI
                                                                                      Institutional International Trust,
                                                                                      SEI Institutional Investments Trust,
                                                                                      SEI Institutional Managed Trust, SEI
                                                                                      Liquid Asset Trust, SEI Tax Exempt
                                                                                      Trust and U.S. Charitable Gift Trust.

Chief Executive Officer, Newfound Consultants,                   29                    Trustee, State Street Navigator
Inc. since April 1997. General Partner, Teton                                         Securities Lending Trust, since 1995.
Partners, L.P., June 1991- December 1996; Chief                                       Trustee of The Advisors' Inner Circle
Financial Officer, Nobel Partners, L.P., March                                        Fund, Bishop Street Funds, SEI Asset
1991-December 1996; Treasurer and Clerk, Peak                                         Allocation Trust, SEI Daily Income
Asset Management, Inc., since 1991.                                                   Trust, SEI Index Funds, SEI
                                                                                      Institutional International Trust,
                                                                                      SEI Institutional Investments Trust,
                                                                                      SEI Institutional Managed Trust, SEI
                                                                                      Liquid Asset Trust, SEI Tax Exempt
                                                                                      Trust, SEI Opportunity Master Fund,
                                                                                      L.P., and SEI Opportunity Fund, L.P.

Self-employed Legal and Financial Services                       29                   Trustee of The Advisors' Inner Circle
Consultant since 2003. Counsel to State Street                                        Fund and Bishop Street Funds.
Bank Global Securities and Cash Operations from
1995 to 2003.

Self-employed Business Consultant, Business                      29                   Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO and President,                                           Fund, Bishop Street Funds. Oregon
United Grocers Inc. from 1997 to 2000.                                                Trust Co. and O.T. Logistics, Inc.



THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                       TERM OF
                                 POSITION(S)         OFFICE AND
      NAME, ADDRESS,              HELD WITH           LENGTH OF
           AGE(1)                 THE TRUST        TIME SERVED(2)
-------------------------   --------------------   --------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON                Trustee          (Since 2005)
66 yrs. old


JOHN K. DARR                       Trustee          (Since 2008)
63 yrs. old





OFFICERS

PHILIP T. MASTERSON               President         (Since 2008)
44 yrs. old






MICHAEL LAWSON              Controller and Chief    (Since 2005)
47 yrs. old                   Financial Officer



JOSEPH GALLO                   Vice President       (Since 2007)
35 yrs. old                     and Secretary




1 Unless otherwise noted, the business address of each Trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

                                                        NUMBER OF FUNDS IN
            PRINCIPAL OCCUPATION(S)             THE ADVISORS' INNER CIRCLE FUND II            OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                    OVERSEEN BY BOARD MEMBER           HELD BY BOARD MEMBER/OFFICER(3)
----------------------------------------------- ----------------------------------   -------------------------------------
Retired.                                                        29                   Director, Federal Agricultural
                                                                                     Mortgage Corporation. Trustee of
                                                                                     The Advisors' Inner Circle Fund and
                                                                                     Bishop Street Funds.
CEO, Office of Finance, FHL Banks,
from 1992 to 2007.                                              29                   Trustee of The Advisors' Inner Circle
                                                                                     Fund II and Bishop Street Funds.
                                                                                     Director of Federal Home Loan
                                                                                     Bank of Pittsburgh and Manna, Inc.
                                                                                     Mortgage Corporation. Trustee of
                                                                                     The Advisors' Inner Circle Fund
                                                                                     and Bishop Street Funds.

Managing Director of SEI Investments since
2006. Vice President and Assistant Secretary of                 N/A                                   N/A
the Administrator from 2004 to 2006. General
Counsel of Citco Mutual Fund Services from
2003 to 2004. Vice President and Associate
Counsel for the Oppenheimer Funds from
2001 to 2003.

Director, SEI Investments, Fund Accounting
since July 2005. Manager, SEI Investments                       N/A                                   N/A
AVP from April 1995 to February 1998 and
November 1998 to July 2005.

Attorney for SEI Investments since 2007.
Associate Counsel at ICMA-RC from                               N/A                                   N/A
2004 to 2007. Assistant Secretary of
The VantageTrust Company in 2007.
Assistant Secretary of The Vantagepoint
Funds from 2006 to 2007. Investigator,
U.S. Department of Labor from 2002 to 2004.




THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                       TERM OF
                                 POSITION(S)         OFFICE AND
      NAME, ADDRESS,              HELD WITH           LENGTH OF
           AGE(1)                 THE TRUST        TIME SERVED(2)
-------------------------   --------------------   --------------
OFFICERS (CONTINUED)

CAROLYN MEAD                   Vice President       (Since 2007)
51 yrs. old                     and Assistant
                                  Secretary


JAMES NDIAYE                 Vice President and     (Since 2004)
39 yrs. old                  Assistant Secretary





TIMOTHY D. BARTO               Vice President       (Since 2000)
40 yrs. old                     and Assistant
                                  Secretary



RUSSELL EMERY                  Chief Compliance     (Since 2006)
45 yrs. old                        Officer




ANDREW S. DECKER                 AML Officer         (Since 2008)
44 yrs. old

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


                                                       NUMBER OF FUNDS IN
            PRINCIPAL OCCUPATION(S)            THE ADVISORS' INNER CIRCLE FUND II    OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                   OVERSEEN BY BOARD MEMBER        HELD BY BOARD MEMBER
----------------------------------------------  ---------------------------------   --------------------


Counsel at SEI Investments since 2007.                        N/A                           N/A
Associate at Stradley, Ronon, Stevens &
Young from 2004 to 2007. Counsel at
ING Variable Annuities from 1999 to 2002.

Employed by SEI Investments Company since                     N/A                           N/A
2004. Vice President, Deutsche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.

General Counsel, Vice President and Assistant                 N/A                           N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.

Director of Investment Product Management                     N/A                           N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from
March 2000 to February 2003.

Compliance Officer and Product Manager of                     N/A                           N/A
SEI Investments since 2005. Vice President of
Old Mutual Capital from 2000 to 2005.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                          BEGINNING    ENDING                  EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE        VALUE      EXPENSE      DURING
                          02/01/08    07/31/08      RATIOS      PERIOD*
                         ----------   ---------   ----------   --------
UCM INSTITUTIONAL MONEY MARKET FUND
ACTUAL FUND RETURN        $1,000.00   $1,014.90      0.15%      $0.75
HYPOTHETICAL 5% RETURN     1,000.00    1,024.12      0.15        0.76

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing advisory agreement (the "Advisory Agreement") after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 13-14, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the firm, including a description of its capital structure, new personnel members and strong culture of compliance. The Adviser's representatives then reviewed the Fund's investment strategies, noting the Fund's solid performance, particularly in light of the credit crisis. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)

that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions relating to the services to be provided to the Fund by the Adviser.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. The Board concluded that the Fund's performance was favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and the fee waivers that the Adviser had made over the period. The Trustees also

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONCLUDED)

reviewed the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations, and that the Fund's advisory fee, after waivers, was significantly lower than the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For the fiscal year ended July 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                                                       QUALIFYING FOR
                                                                          CORPORATE
                         LONG-TERM        ORDINARY                        DIVIDENDS
                        CAPITAL GAIN      INCOME           TOTAL          RECEIVED
                       DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)
                       -------------   -------------   -------------   --------------
UCM Institutional
   Money Market Fund       0.00%          100.00%         100.00%           0.00%

                                                                         SHORT-TERM
                        QUALIFYING         U.S.          INTEREST         CAPITAL
                         DIVIDEND       GOVERNMENT        RELATED          GAIN
                        INCOME (2)     INTEREST (3)    DIVIDENDS (4)   DIVIDENDS (5)
                        ----------     ------------    -------------   -------------
UCM Institutional
   Money Market Fund       0.00%            0.02%         100.00%           0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND II-UCM INSTITUTIONAL MONEY MARKET FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT ARE EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2008.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT ARE EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2008.

                       UCM INSTITUTIONAL MONEY MARKET FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-UCM-6018

                                    ADVISER:
                        Utendahl Capital Management L.P.
                           30 Broad Street, 21st Floor
                               New York, NY 10004
                                  866-590-8702

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

UCM-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2008                                                   2007
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $375,240            N/A               N/A             $93,050             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees(2)         N/A             $11,000             N/A               N/A               N/A               N/A


------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
   (1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2) Tax fees for the year ended July 31, 2008 are comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's
Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

      ---------------------------- ----------------- ----------------
                                         2008              2007
      ---------------------------- ----------------- ----------------
       Audit-Related Fees                0.00%             0.00%

      ---------------------------- ----------------- ----------------
       Tax Fees                          0.00%             0.00%

      ---------------------------- ----------------- ----------------
       All Other Fees                    0.00%             0.00%

      ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and rendered to the Trust's investment advisers and any entity controlling, controlled by, or under common control with the advisers that provides ongoing services to the Trust, and billed by E&Y for the last two fiscal years were $11,000 and $0 for 2008 and 2007, respectively. For the year ended July 31, 2008, these non-audit services were comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          ----------------------------------
                                          Philip T. Masterson
                                          President

Date: October 7, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          ----------------------------------
                                          Philip T. Masterson
                                          President


Date: October 7, 2008


By (Signature and Title)*                 /s/ Michael Lawson
                                          ----------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: October 7, 2008

* Print the name and title of each signing officer under his or her signature.